POST-EMPLOYMENT BENEFITS - Present Value of Accrued Plan Benefits and Estimated Market Values of Net Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Net deferred pension asset	$ (94)	$ (83)
Domestic defined benefit plans
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	2,339	2,770
Accrued benefit obligations	(2,260)	(2,430)
Surplus of plan assets over accrued benefit obligations	79	340
Effect of asset ceiling limit	(3)	(42)
Net deferred pension asset	76	298
Deferred pension asset	76	298
Deferred pension liability	$ 0	$ 0